Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410